Short-term bank loans and other debt (Narrative) (Details) (USD $)				0 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Loan from Industrial and Commercial Bank of China ("ICBC") [Member]	Aug. 31, 2012 Loan from Beta Capital, LLC [Member]
Short-term Debt [Line Items]
Payments to acquire land				$ 54,200,000
Short term debt secured by properties under development	19,733,247	24,738,811
Short term debt secured by land use right	0	14,438,201
Short-term loans weighted average interest rate	5.75%	5.31%
Restricted cash securing loan payable			$ 48,276,271